Fair Value Measurements (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in cash held in Trust Account	$ 120,133,869	$ 117,320,973
Cash
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in cash held in Trust Account	120,133,869	120,133,869
U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in cash held in Trust Account	117,320,973	117,320,973
Level 1 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in cash held in Trust Account	120,133,869	117,320,973
Level 1 | Recurring | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	575,000	4,600,000
Level 2 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in cash held in Trust Account	0	0
Level 2 | Recurring | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Level 2 | Recurring | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Level 3 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in cash held in Trust Account	0	0
Level 3 | Recurring | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	32,775	251,668
Level 3 | Recurring | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 0	$ 0